Acquisitions of businesses and purchase accounting - Thrift Home Care, Inc. - Asset and Liabilities (Details) - Thrift Home Care Inc - USD ($)	Sep. 30, 2022	Oct. 01, 2021
Disclosure of detailed information about business combination [line items]
Cash		$ 452,000
Accounts receivable		165,000
Inventory		107,000
Property, equipment, and right of use assets, net		1,158,000
Goodwill		802,000
Intangible assets		770,000
Accounts payable		(140,000)
Accrued liabilities		(33,000)
Deferred revenue		(40,000)
Deferred tax liability		(262,000)
Loans and Leases		(810,000)
Net assets acquired		2,169,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 365,000	1,804,000
Consideration paid or payable		2,169,000
Goodwill deductible for tax purposes		$ 0